Dropdown Predecessor - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		3 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended		0 Months Ended	14 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2013 Dropdown Predecessor [Member]	Jun. 30, 2013 Dropdown Predecessor [Member]	May 02, 2013 Voyageur Spirit [Member]	Jun. 30, 2014 Voyageur Spirit [Member]	May 02, 2013 Voyageur Spirit [Member]	May 02, 2013 Voyageur Spirit [Member] Maximum [Member] ExtensionOptions	Jun. 30, 2014 Voyageur Spirit [Member] Maximum [Member] ExtensionOptions	Jun. 30, 2013 Voyageur Spirit [Member] Dropdown Predecessor [Member]	Jun. 30, 2013 Voyageur Spirit [Member] Dropdown Predecessor [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Percentage of shares acquired in entity under common control									100.00%
Operating lease arrangement period, lessor							5 years				5 years
Number of extension options										10	10
Entity acquired, purchase price							$ 540,000,000	$ 505,800,000
Increase (Decrease) Partnership's net income	(3,800,000)	58,604,000	5,222,000	80,574,000	(2,225,000)	(2,225,000)						(2,200,000)	(2,200,000)
Increase (Decrease) Partnership's comprehensive income				$ 58,000								$ (2,200,000)	$ (2,200,000)